Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2024	2025
Assets
Current assets
Cash	$3,630	$2,831
Amount due from subsidiaries	17,967	14,265
Total current assets	21,597	17,096

Non-current asset
Investments in subsidiaries	39,035	44,554
Total non-current asset	39,035	44,554
Total assets	$60,632	$61,650

Liability and shareholders’ equity
Current liability
Accrued liabilities and other current liabilities	3,746	3,746
Total current liability	$3,746	$3,746

Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, no preferred shares issued and outstanding as of December 31, 2024 and 2025, respectively)	-	-
Class A ordinary shares (par value of HK$0.0001 per share; 2,000,000,000 Class A ordinary shares authorized, 27,565,800 and 32,918,421 Class A ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	1	1
Class B ordinary shares (par value of HK$0.0001 per share; 1,000,000,000 Class B ordinary shares authorized, 26,315,800 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	1	1
Additional paid-in capital	17,405	26,050
Statutory reserve	3,193	3,193
Retained earnings	33,138	24,886
Accumulated other comprehensive income	3,148	3,773
Total shareholders’ equity	56,886	57,904
Total liability and shareholders’ equity	$60,632	$61,650

*	The value of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.

Schedule of Condensed Statements of Comprehensive Income/(Loss)

Condensed statements of comprehensive income/(loss)

	For the years ended December 31,
	2023	2024	2025
Operating income/(loss):
Share of income from subsidiaries	$8,585	$7,909	$853
Selling and marketing expenses	-	(62)	(37)
General and administrative expenses	(547)	(586)	(4,977)
Research and development expenses	-	-	(4,522)
Total operating income/(loss)	8,038	7,261	(8,683)

Interest income, net	-	69	94
Foreign exchange (loss)/gain	(264)	(216)	337

Income/(loss) before income tax expense	7,774	7,114	(8,252)
Income tax expense	-	-	-
Net income/(loss)	7,774	7,114	(8,252)

Other comprehensive income	-	-	-
Total comprehensive income/(loss)	$7,774	$7,114	$(8,252)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025
Net cash provided by/(used in) operating activities	$91	$(382)	$(799)
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	3,888	-
Net increase/(decrease) in cash	91	3,506	(799)
Cash at beginning of year	33	124	3,630
Cash at end of year	$124	$3,630	$2,831